Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	BIF TREASURY FUND
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
BIF TREASURY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About BIF Treasury Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of BIF Treasury Fund (“Treasury Fund” or the “Fund”) is to seek preservation of capital, liquidity and current income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund’s share of the allocated expenses of Master Treasury LLC (“Treasury LLC”). The management fees are paid by Treasury LLC.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Treasury Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Treasury securities with maturities of not more than 397 days (13 months) that are direct obligations of the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy.

The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values of and future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

The Fund is a “feeder” fund that invests all of its assets in Treasury LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Treasury LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Treasury LLC. Where applicable, “Treasury Fund” or the “Fund” refers also to Treasury LLC.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Risk Lose Money [Text]		rr_RiskLoseMoney	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information below shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Treasury Fund ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2014). The year-to-date return as of June 30, 2015 was 0.00%.
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
BIF TREASURY FUND | BIF TREASURY FUND
Risk/Return:		rr_RiskReturnAbstract
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.17%
Distribution and/or Service (12b-1) Fees	[1],[2]	rr_DistributionAndService12b1FeesOverAssets	0.125%
Administration Fee	[1],[2]	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous Other Expenses	[1],[2]	rr_Component2OtherExpensesOverAssets	0.035%
Other Expenses	[1],[2]	rr_OtherExpensesOverAssets	0.285%
Total Annual Fund Operating Expenses	[1],[2],[3]	rr_ExpensesOverAssets	0.58%
1 Year		rr_ExpenseExampleYear01	$ 59
3 Years		rr_ExpenseExampleYear03	186
5 Years		rr_ExpenseExampleYear05	324
10 Years		rr_ExpenseExampleYear10	$ 726
2005		rr_AnnualReturn2005	2.34%
2006		rr_AnnualReturn2006	4.05%
2007		rr_AnnualReturn2007	4.03%
2008		rr_AnnualReturn2008	1.17%
2009		rr_AnnualReturn2009	0.05%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	none
2012		rr_AnnualReturn2012	none
2013		rr_AnnualReturn2013	0.01%
2014		rr_AnnualReturn2014	none
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.09%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	none
5 Years		rr_AverageAnnualReturnYear05	none
10 Years		rr_AverageAnnualReturnYear10	1.15%

[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Treasury Fund and Treasury Fund's share of the allocated expenses of Master Treasury LLC ("Treasury LLC"). The management fees are paid by Treasury LLC.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which includes the Fund's share of Treasury LLC's allocated fees waived.